Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to regulated investment companies (“RICs”), in certain foreign jurisdictions. Jackson National Asset Management (“JNAM”) has agreed to reimburse these Funds for an amount equal to the additional tax withheld. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities.
For the year ended December 31, 2021, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):
Fund	Gross Payments From JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL Multi-Manager Alternative Fund	170	—	6	164
JNL Multi-Manager Mid Cap Fund	22	—	3	19
JNL/BlackRock Global Allocation Fund	1,285	840	445	—
JNL/BlackRock Global Natural Resources Fund	249	177	72	—
JNL/BlackRock Large Cap Select Growth Fund	125	—	125	—
JNL/ClearBridge Large Cap Growth Fund	22	—	—	22
JNL/DoubleLine Core Fixed Income Fund	44	—	—	44
JNL/First Sentier Global Infrastructure Fund	134	34	100	—
JNL/Franklin Templeton Growth Allocation Fund	97	20	70	7
JNL/Franklin Templeton Income Fund	131	—	58	73
JNL/GQG Emerging Markets Equity Fund	205	—	—	205
JNL/Invesco Diversified Dividend Fund	463	204	259	—
JNL/Invesco Global Growth Fund	896	288	424	184
JNL/JPMorgan Global Allocation Fund	367	43	169	155
JNL/T. Rowe Price Balanced Fund	148	51	55	42
JNL/T. Rowe Price Established Growth Fund	53	—	—	53
JNL/T. Rowe Price Mid-Cap Growth Fund	11	—	—	11
JNL/T. Rowe Price Value Fund	54	—	54	—
JNL/WMC Balanced Fund	345	131	26	188
JNL/WMC Global Real Estate Fund	544	259	164	121